Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000048071 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000048071 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000048071 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048071 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000048071 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048071 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000048071 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000048071 | BellRing Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000048071 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048071 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048071 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000048071 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048071 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048071 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000048071 | Food
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000048071 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048071 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000048071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000048071 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048071 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048071 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048071 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000048071 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048073 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000048073 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000048073 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048073 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000048073 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048073 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000048073 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000048073 | BellRing Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000048073 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048073 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048073 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000048073 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048073 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048073 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000048073 | Food
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000048073 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048073 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000048073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000048073 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048073 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048073 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048073 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000048073 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048074 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000048074 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000048074 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048074 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000048074 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048074 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000048074 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000048074 | BellRing Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000048074 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048074 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048074 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000048074 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048074 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048074 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000048074 | Food
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000048074 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048074 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000048074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000048074 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048074 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048074 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048074 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000048074 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048072 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000048072 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000048072 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048072 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000048072 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048072 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000048072 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000048072 | BellRing Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000048072 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048072 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048072 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000048072 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048072 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048072 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000048072 | Food
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000048072 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048072 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000048072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000048072 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048072 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048072 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048072 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000048072 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%